497(e)
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AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED JUNE 30, 2011 TO THE CURRENT VARIABLE LIFE PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES

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This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus for policies issued in Illinois. Please note the following changes described below.


NOTICE TO ALL ILLINOIS POLICY OWNERS

Illinois law provides that a spouse in a civil union and a spouse in a marriage are to be treated identically. For purposes of your policy, when we use the term "married", we include "parties to a civil union" and when we use the word "spouse" we include "parties to a civil union".










      DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN POLICIES
               CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

    COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. COPYRIGHT 2010 MONY
                        AMERICA LIFE INSURANCE COMPANY.
                              ALL RIGHTS RESERVED.


                      AXA Equitable Life Insurance Company
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234


EVM-126 (6/11)                                             Cat. #147301 (6/11)
NB/IF (SAR)                                                             x03600